STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)	1 Months Ended													12 Months Ended
	Oct. 31, 2023	Jul. 30, 2023	Jun. 30, 2023	May 31, 2023	Feb. 28, 2023	Dec. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Mar. 31, 2022	Jan. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of debt														$ 88,000
Proceeds from issuance cost for common stock															$ 158,820
Common shares issued for cash															$ 158,820
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt instrument converted shares														2,050,000
Common shares issued for cash, shares															1,300,000
Conversion of repayment of convertible debt	2,050,000													7,337,248	8,717,856
Common shares issued for cash															$ 13,000
Fourth Man LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of debt	$ 72,000	$ 43,000	$ 50,000	$ 50,000
Debt instrument converted shares	1,025,000		1,192,857	1,192,857
Debt conversion amount		$ 627,538	$ 30,000	$ 30,000
Five Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common shares issued for cash, shares													3,041,958
Number of exchange of warrants shares													5,769,231
Fourth Man [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of debt						$ 50,000.00	$ 100,000	$ 140,000
Debt instrument converted shares						1,428,571	1,428,571	2,025,000
Common shares issued for cash						$ 100,000	$ 100,000	$ 280,000
Fourth Man [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of debt					$ 71,750
Debt instrument converted shares					1,025,000									1,820,395
Blue Lake [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of debt			$ 181,750
Debt instrument converted shares			3,466,853											3,466,583
Blue Lake [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common shares issued for cash, shares											1,403,326
Number of exchange of warrants shares											1,923,077
EPL [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued in transaction												300,000
Sale of stock consideration received on transaction												$ 52,000
Peak One Opportunity Fund, L.P [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common shares issued for cash, shares								300,000		300,000
Proceeds from issuance cost for common stock								$ 23,000		$ 47,000
Peak One Opportunity Fund, L.P [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common shares issued for cash, shares									400,000
Proceeds from issuance cost for common stock									$ 38,000
Mast Hill Fund, LP [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of debt										$ 280,000
Debt instrument converted shares										4,025,000
FirstFire Global Opportunities Fund, LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common shares issued for cash, shares										1,183,400
Number of exchange of warrants shares										1,923,077
Conversion of repayment of convertible debt										500,000
Repayment of convertible debt										$ 35,000